SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 17,584,454	$ 27,095,197	$ 24,320,121
International Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	11,253,079	14,542,323	10,627,253
China Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 6,331,375	$ 12,552,874	$ 13,692,868